Note 9 - Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2006
Non-employee Share-based Compensation [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 0
Incentive Stock Options (ISO's) [Member] | 2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent									110.00%
2006 Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						110,235
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									1,200,000
Allocated Share-based Compensation Expense						$ 101,191	$ 143,435	$ 310,076
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 328 days
Third Party Consulting Services [Member]
Allocated Share-based Compensation Expense						$ 100,000	20,500	0
Expense Associated with Warrant Modifications [Member]
General and Administrative Expense	$ 39,711					39,712	238,168	0
Warrant Exercise Fee [Member]
General and Administrative Expense						238,200
Allocated Share-based Compensation Expense						101,191	143,435	310,076
General and Administrative Expense		$ 364,889	$ 344,862	$ 766,330	$ 716,664	$ 1,807,605	$ 1,792,160	$ 1,752,765